Business combinations (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Mar. 13, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalent			$ 1,771
Account receivables			210
Inventories			38
Prepaid expenses and other current assets			430
Property and equipment, net			57
Intangible assets			49,282
Goodwill	18,491	18,491	18,491
Total identifiable assets acquired			70,279
Current liabilities			(459)
Deferred Tax Liabilities			(18,887)
Long term liabilities			(6)
Total liabilities assumed			(19,352)
Net identifiable assets acquired			70,279
Net assets acquired			$ 50,927